Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table presents the Summary Compensation Table totals of our Principal Executive Officer (“PEO”) and the average of our other Named Executive Officers (“Other NEOs”) as well as their “compensation actually paid” for the past three fiscal years ending December 31, 2022, calculated in accordance with recently adopted SEC rules.

Year	Summary Compensation Table Total for First PEO 1,2,4	Compensation Actually Paid to First PEO 1,2,5	Summary Compensation Table Total for Second PEO 1,4	Compensation Actually Paid to Second PEO 1,5	Summary Compensation Table Total for Third PEO 1,4	Compensation Actually Paid to Third PEO 1,5	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 3	Value of Initial Fixed $100 Investment Based on:		Net Income (billions) 8	Adjusted Earnings Per Share 9
									Total Shareholder Return 6	Peer Group Total Shareholder Return 7
2022	$7,784,078	($4,551,477)	$6,999,995	$7,150,311	$7,552,435	$7,664,113	$4,911,944	$2,986,155	$58	$140	($0.950)	$2.09
2021	$9,251,885	$20,087,841	—	—	—	—	$2,384,897	$5,981,207	$100	$143	$0.411	$2.82
2020	$7,166,868	$4,390,322	—	—	—	—	$2,350,903	$2,006,914	$93	$113	($0.073)	$1.79

1.	In 2022, the PEOs included Messrs. Casey (First PEO), Groetelaars (Second PEO) and Campion (Third PEO).

2.	Mr. Casey served as the PEO in 2020 and 2021.

3.	The other NEOs for the applicable years were as follows:

a.	2022: Mmes. Bodem (former interim) and Johnson (former), Messrs. Gomez (former), Coleman, and Frank and Dr. Staehler (former)

b.	2021: Messrs. Gomez, Petersohn, Ebling, and Key

c.	2020: Mrs. Yankie and Messrs. Gomez, Petersohn, Ebling and Newell

4.
The dollar amounts reported in the Summary Compensation Table Total for First PEO, Second PEO and Third PEO columns are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the “Summary Compensation Table for 2022.”

5.
The dollar amounts reported in the Compensation Actually Paid for First PEO, Second PEO and Third PEO columns represent the amounts of “Compensation Actually Paid” to each PEO, as computed in accordance with Item 402(v) of SEC Regulation
S-K.

6.
Total Shareholder Return (“TSR”) is calculated by dividing (i) the sum of: (a) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (b) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

7.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Market index used for the Peer Group TSR is the S&P 500 Healthcare Index.

8.	Net Income amounts in (billions) reflected in Dentsply Sirona’s audited consolidated finance statements for the applicable year.

9.
The Company has identified Adjusted Earnings Per Share as the company-selected measure for the pay versus performance disclosure, as it represents the most significant financial performance measure used to link compensation actually paid to the PEOs and the Other NEOs to the Company’s performance in 2022.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
3.	The other NEOs for the applicable years were as follows:

a.	2022: Mmes. Bodem (former interim) and Johnson (former), Messrs. Gomez (former), Coleman, and Frank and Dr. Staehler (former)

b.	2021: Messrs. Gomez, Petersohn, Ebling, and Key

c.	2020: Mrs. Yankie and Messrs. Gomez, Petersohn, Ebling and Newell

Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Market index used for the Peer Group TSR is the S&P 500 Healthcare Index.
Adjustment To PEO Compensation, Footnote [Text Block]
The following adjustments were made to Mr. Casey’s equity valuations to determine the compensation actually paid to Mr. Casey:

First PEO Equity Award Adjustment Breakout

Year	Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments 1
2022	$2,058,867	($6,652,281)	$0	($439,027)	$0	($2,572)	($5,035,014)
2021	$8,418,152	($133,935)	$0	$9,673,416	$0	$273,272	$18,230,906
2020	$4,176,976	($2,576,695)	$0	$1,112,517	$0	$49,990	$2,762,789
The following adjustments were made to Mr. Groetelaars’ equity valuations to determine the compensation actually paid to Mr. Groetelaars:

Second PEO Equity Award Adjustment Breakout

Year	Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments 1
2022	$150,317	$0	$6,999,995	$0	$0	$0	$7,150,311
2021	$0	$0	$0	$0	$0	$0	$0
2020	$0	$0	$0	$0	$0	$0	$0
The following adjustments were made to Mr. Campion’s equity valuations to determine the compensation actually paid to Mr. Campion:

Third PEO Equity Award Adjustment Breakout

Year	Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments 1
2022	$7,111,687	$0	$0	$0	$0	$0	$7,111,687
2021	$0	$0	$0	$0	$0	$0	$0
2020	$0	$0	$0	$0	$0	$0	$0

Non-PEO NEO Average Total Compensation Amount	$ 4,911,944	$ 2,384,897	$ 2,350,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,986,155	5,981,207	2,006,914
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following adjustments were made to the equity valuations of the other NEOs to determine
the average compensation actually paid to the other NEOs:

Non-PEO NEO Equity Award Adjustment Breakout

Year	Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments 1
2022	$2,235,298	($97,499)	$541,666	($21,517)	($760,257)	($5,697)	$1,891,996
2021	$1,544,158	($15,156)	$0	$3,411,660	$0	$92,517	$5,033,179
2020	$821,512	($606,168)	$0	$515,168	$0	$14,982	$745,494

1.	The equity adjustments for the PEOs and Non-PEO NEOs in the breakout tables above were calculated as follows:

a.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

b.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

c.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;

d.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

e.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

f.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As described in more detail in the section captioned “Compensation Discussion and Analysis — Annual Equity Compensation”, the number of units earned for a portion of the PRSU grant is based on the Relative TSR for a three-fiscal-year
performance period. As demonstrated by the following table, the amount of compensation actually paid to the first PEO and the average amount of compensation actually paid to the Other NEOs is generally aligned with Dentsply Sirona’s TSR over each of the three years presented in the Pay Versus Performance Table for 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to the first PEO and the average amount of compensation actually paid the Other NEOs is generally aligned with Dentsply Sirona’s Net Income over the three years presented in the Table for 2022. While the Company does not use Net Income as a performance measure in the overall executive compensation program, the measure of Net Income is correlated with the measures of Net Sales and Operating Income, which are utilized in setting goals for annual incentive compensation and adjusted EPS and Net Sales which are utilized in determining the vesting of PRSUs that are awarded to the NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted Earnings
Per
Share
As described in more detail in the section captioned “Compensation Discussion and Analysis — Annual Equity Compensation”, the number of units earned for a portion of the PRSU grant is based on the Adjusted Earnings Per Share for a three-fiscal-year performance period. As demonstrated by the following table, the amount of compensation actually paid to the first PEO and the average amount of compensation actually paid to the Other NEOs is generally aligned with Dentsply Sirona’s Adjusted Earnings Per Share over each of the three years presented in the Pay Versus Performance Table for 2022.

Total Shareholder Return Vs Peer Group [Text Block]
For each of the three years presented in the Pay Versus Performance Table for 2022, Dentsply Sirona’s cumulative TSR fell behind that of the S&P 500 Healthcare index peer group. The following table details the Company’s cumulative TSR in comparison to the Peer Group cumulative TSR for each of the measurement periods.

Total Shareholder Return Amount	$ 58	100	93
Peer Group Total Shareholder Return Amount	140	143	113
Net Income (Loss)	$ (950,000,000)	$ 411,000,000	$ (73,000,000.000)
Company Selected Measure Amount	2.09	2.82	1.79
Messrs Casey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,784,078	$ 9,251,885	$ 7,166,868
PEO Actually Paid Compensation Amount	$ (4,551,477)	20,087,841	4,390,322
PEO Name	Messrs. Casey
Groetelaars [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,999,995	0	0
PEO Actually Paid Compensation Amount	$ 7,150,311	0	0
PEO Name	Groetelaars
Campion [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,552,435	0	0
PEO Actually Paid Compensation Amount	$ 7,664,113	0	0
PEO Name	Campion
PEO [Member] | Messrs Casey [Member] | Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,058,867	8,418,152	4,176,976
PEO [Member] | Messrs Casey [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,652,281)	(133,935)	(2,576,695)
PEO [Member] | Messrs Casey [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Messrs Casey [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(439,027)	9,673,416	1,112,517
PEO [Member] | Messrs Casey [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Messrs Casey [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,572)	273,272	49,990
PEO [Member] | Messrs Casey [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,035,014)	18,230,906	2,762,789
PEO [Member] | Groetelaars [Member] | Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	150,317	0	0
PEO [Member] | Groetelaars [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Groetelaars [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,999,995	0	0
PEO [Member] | Groetelaars [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Groetelaars [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Groetelaars [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Groetelaars [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,150,311	0	0
PEO [Member] | Campion [Member] | Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,111,687	0	0
PEO [Member] | Campion [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Campion [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Campion [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Campion [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Campion [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Campion [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,111,687	0	0
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards in the Year and Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,235,298	1,544,158	821,512
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,499)	(15,156)	(606,168)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	541,666	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,517)	3,411,660	515,168
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(760,257)	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,697)	92,517	14,982
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,891,996	$ 5,033,179	$ 745,494